Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net Loss	$ (8,521)	$ (16,864)	$ (21,859)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	467	503	837
Change in fair value of financial liabilities		(4)	(2,603)
Change in fair value of other investment		1,148	(99)
Change in fair value of marketable securities (including related parties)	179	84
Change in lease right of use assets	424	417	494
Change in lease liabilities	(356)	(524)	(486)
Share-based compensation	205	1,114	1,146
Share-based compensation with related party	172	745	2,210
Loss from the sale of Fixed assets	23
Impairment loss on fixed asset			1,210
Loss of control of discontinued operation		(178)
Decrease (increase) in prepaid expenses and other current assets	(30)	153	1,904
Research and development expenses			1,562
Foreign exchange gain or losses	(71)	162	210
Increase (decrease) in trade payables	(41)	(460)	452
Increase (decrease) in accounts payables and accruals	(909)	977	201
Net cash used in operating activities	(8,458)	(12,727)	(14,821)
Cash flows from investing activities:
Acquisition of fixed assets	(985)	(270)	(2,901)
Increase (decrease) in restricted deposit	(14)	16	5
Long-term loan provided	(54)
Proceeds from other investment		88	143
Investment in process research and development asset			(838)
Proceeds from the sale of (Investment in) marketable securities (including related parties)	65	(435)
Proceeds from the sale of Fixed assets	32
Net cash decrease from loss of control over discontinued operations		(163)
Net cash used in investing activities	(956)	(764)	(3,591)
Cash flows from financing activities:
Proceeds from issuance of shares and warrants	422	12,500	6,300
Issuance costs	(642)	(1,243)	(454)
Proceeds from exercise of warrants and stock options	6,604		53
Net cash provided by financing activities	6,384	11,257	5,899
Effect of exchange rate changes on cash and cash equivalents	42	198	(379)
Decrease in cash and cash equivalents	(2,988)	(2,036)	(12,892)
Cash and cash equivalents, beginning of the year	4,248	6,284	19,176
Cash and cash equivalents end of the year	1,260	4,248	6,284
Supplemental information for non-cash transactions
Non-cash purchase of property and equipment	52		7
Issuance of shares and options against in process research and development asset			724
Right-of-use asset recognized with corresponding lease liability			3,787
Issuance costs	$ 75